Convertible Redeemable Preferred Shares (Details) - Schedule of Carrying Amount of the Convertible Redeemable			1 Months Ended				12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Jun. 30, 2023 USD ($)		Jun. 30, 2022 USD ($)		Jun. 30, 2021 USD ($)
Temporary Equity [Line Items]
Beginning Balance							$ 68,868,762		$ 55,316,068		$ 19,245,342
Ending Balance									68,868,762		55,316,068
Issuance of preferred shares in exchange of cash					$ 28,028,845	¥ 190,000,000			11,807,305		28,028,845
Issuance cost in issuance of preferred shares in exchange of cash					$ (303,402)	¥ (2,009,154)					(303,402)
Re-designation of preferred shares
Accretion of preferred shares							2,001,777		3,865,430		3,029,529
Conversion into ordinary shares							(69,253,178)
Deemed dividends											2,084,786
Contribution from preferred shareholders in connection with modification											(101,948)
Effects of foreign exchange rate							(1,617,361)		(2,120,041)		3,332,916
Series Seed [Member]
Temporary Equity [Line Items]
Beginning Balance							1,078,376	[1]	1,118,712		1,238,880
Ending Balance								[1]	1,078,376	[1]	1,118,712
Issuance of preferred shares in exchange of cash
Issuance cost in issuance of preferred shares in exchange of cash
Re-designation of preferred shares											(231,003)
Accretion of preferred shares
Conversion into ordinary shares							(1,047,247)
Deemed dividends
Contribution from preferred shareholders in connection with modification
Effects of foreign exchange rate							(31,129)		(40,336)		110,835
Series A [Member]
Temporary Equity [Line Items]
Beginning Balance							3,135,822	[1]	3,077,673		3,707,516
Ending Balance								[1]	3,135,822	[1]	3,077,673
Issuance of preferred shares in exchange of cash	$ 3,160,565	¥ 20,000,000
Issuance cost in issuance of preferred shares in exchange of cash
Re-designation of preferred shares											(1,173,993)
Accretion of preferred shares							78,265		175,472		219,426
Conversion into ordinary shares							(3,124,492)
Deemed dividends
Contribution from preferred shareholders in connection with modification											(209)
Effects of foreign exchange rate							(89,595)		(117,323)		324,933
Series A-1 [Member]
Temporary Equity [Line Items]
Beginning Balance							6,591,553	[1]	6,500,169		7,041,062
Ending Balance								[1]	6,591,553	[1]	6,500,169
Issuance of preferred shares in exchange of cash	6,234,220	40,000,000
Issuance cost in issuance of preferred shares in exchange of cash
Re-designation of preferred shares											(2,246,285)
Accretion of preferred shares							150,753		337,994		487,866
Conversion into ordinary shares							(6,553,815)
Deemed dividends											635,609
Contribution from preferred shareholders in connection with modification											(51,555)
Effects of foreign exchange rate							(188,491)		(246,610)		633,472
Series A-2 [Member]
Temporary Equity [Line Items]
Beginning Balance							4,629,590	[1]	4,513,809		3,255,187
Ending Balance								[1]	4,629,590	[1]	4,513,809
Issuance of preferred shares in exchange of cash	2,990,878	20,000,000
Issuance cost in issuance of preferred shares in exchange of cash
Re-designation of preferred shares											646,481
Accretion of preferred shares							128,899		288,998		286,141
Conversion into ordinary shares							(4,626,375)
Deemed dividends											17,724
Contribution from preferred shareholders in connection with modification											(22,304)
Effects of foreign exchange rate							(132,114)		(173,217)		330,580
Series A-3 [Member]
Temporary Equity [Line Items]
Beginning Balance							4,843,169	[1]	4,714,561		4,002,697
Ending Balance								[1]	4,843,169	[1]	4,714,561
Issuance of preferred shares in exchange of cash	$ 3,610,056	¥ 25,000,000
Issuance cost in issuance of preferred shares in exchange of cash
Re-designation of preferred shares
Accretion of preferred shares							138,186		309,818		354,146
Conversion into ordinary shares							(4,843,185)
Deemed dividends
Contribution from preferred shareholders in connection with modification											(27,880)
Effects of foreign exchange rate							(138,170)		(181,210)		385,598
Series B [Member]
Temporary Equity [Line Items]
Beginning Balance							23,676,836	[1]	23,075,583
Ending Balance								[1]	23,676,836	[1]	23,075,583
Issuance of preferred shares in exchange of cash											17,550,274
Issuance cost in issuance of preferred shares in exchange of cash											(191,622)
Re-designation of preferred shares											2,143,716
Accretion of preferred shares							663,291		1,487,127		1,111,345
Conversion into ordinary shares							(23,664,509)
Deemed dividends											1,314,269
Contribution from preferred shareholders in connection with modification
Effects of foreign exchange rate							(675,618)		(885,874)		1,147,601
Series B+ [Member]
Temporary Equity [Line Items]
Beginning Balance							12,707,581		12,315,561
Ending Balance									12,707,581		12,315,561
Issuance of preferred shares in exchange of cash											10,478,571
Issuance cost in issuance of preferred shares in exchange of cash											(111,780)
Re-designation of preferred shares											861,084
Accretion of preferred shares							386,920		867,491		570,605
Conversion into ordinary shares							(12,732,257)
Deemed dividends											117,184
Contribution from preferred shareholders in connection with modification
Effects of foreign exchange rate							(362,244)		(475,471)		399,897
Series C [Member]
Temporary Equity [Line Items]
Beginning Balance							12,205,835	[1]
Ending Balance								[1]	12,205,835	[1]
Issuance of preferred shares in exchange of cash			$ 11,807,305	¥ 75,000,000					11,807,305
Issuance cost in issuance of preferred shares in exchange of cash
Re-designation of preferred shares
Accretion of preferred shares							455,463		398,530
Conversion into ordinary shares							(12,661,298)
Deemed dividends
Contribution from preferred shareholders in connection with modification
Effects of foreign exchange rate

[1]	See Note 14.